CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED FOR JUNE 30, 2013) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Current assets
Cash and cash equivalents	$ 665,884	$ 2,157,707
Accounts receivable - trade	1,283,459	1,085,840
Employee advances	3,316
Prepaid expenses	815,480	129,290
Total current assets	2,768,139	3,372,837
Property and equipment, net	249,789	228,499
Other assets
Capitalized software development costs, net	373,223	383,227
Patents	501,391	602,056
Patent applications cost	755,619	667,858
Software license	831,000	76,000
Deposit - related party		155,000
Other assets including security deposits	84,278	84,278
Total other assets	2,545,511	1,968,419
Total assets	5,563,439	5,569,755
Current liabilities
Accounts payable	1,356,107	768,263
Accrued expenses	230,970	200,591
Accrued compensation - related party	73,260	72,730
Current obligation under capital lease	19,568
Current obligation on patent acquisitions		87,500
Convertible debentures - unrelated parties (current)		294,241
Total current liabilities	1,679,905	1,423,325
Long-term liabilities
Deferred revenue		25,000
Obligation under capital lease	33,543
Convertible debenture - related party	570,979	527,512
Convertible debentures - unrelated parties (long-term)	3,033,545	2,685,280
Total long-term liabilities	3,638,067	3,237,792
Total liabilities	5,317,972	4,661,117
Stockholders' Equity
Common stock	135,756	132,472
Additional paid-in capital	129,326,641	125,425,617
Accumulated deficit	(129,216,930)	(124,649,451)
Total stockholders' equity	245,467	908,638
Total liabilities and stockholders' equity	$ 5,563,439	$ 5,569,755